Interim Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 408,000	$ 767,000	$ 3,002,000
Accounts receivable	55,000	81,000	55,000
Total current assets	463,000	848,000	3,057,000
Non- current assets
Long term restricted deposit	11,000	11,000	11,000
Right of use assets	58,000	84,000	155,000
Property and equipment, net	47,000	56,000	71,000
Total non-current assets	116,000	151,000	237,000
Total assets	579,000	999,000	3,294,000
Current liabilities
Trade and other payables	505,000	473,000	500,000
Stockholders’ loans			162,000
Total current liabilities		473,000	662,000
Non-current liabilities
Stockholders’ loans	160,000	161,000
Long term lease liability			40,000
Total non-current liabilities		161,000	40,000
Total liabilities	665,000	634,000	702,000
Stockholders’ equity (deficiency)
Common Stock, par value $0.001 per share, 250,000,000, shares authorized. As of March 31, 2024, and December 31, 2023, 69,931,056 shares were issued.	69,000	69,000	68,000
Additional paid-in capital	15,341,000	15,135,000	12,454,000
Accumulated deficit	(15,496,000)	(14,839,000)	(9,930,000)
Total Stockholders’ equity (deficiency)	(86,000)	365,000	2,592,000
Total liabilities and stockholders’ equity (deficiency)	$ 579,000	$ 999,000	$ 3,294,000